General	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
Note 1. General
a.Cellebrite DI Ltd. (the “Company”), an Israeli company, was incorporated on April 13, 1999 as a private company, and began its operations in July 1999. The Company and its wholly owned subsidiaries delivering a DI suite of solutions comprising software and services for legally sanctioned investigations. The Company’s DI suite of solutions allows users to collect, review, analyze, and manage digital data across the investigative lifecycle with respect to legally sanctioned investigations The Company’s primary shareholder is SUNCORPORATION, a public Company traded in the Japanese market (See also Note 19).

b.On February 28, 2020, the Company completed the acquisition of 100% of the shares of BlackBag Technologies Inc. (“BlackBag”), a US computer collection and review solutions company, for the total base consideration $33,362. See also Note 3a.

c.On April 8, 2021, the Company entered into a Business Combination Agreement and Plan of Merger (the “Merger Agreement”) with TWC Tech Holdings II Corp. (“TWC”), a public listed company in Nasdaq and Cupcake Merger Sub, Inc., a new wholly-owned subsidiary of Cellebrite (the “Merger Sub”) in the USA. TWC is a Special Purpose Acquisition Company (“SPAC”). On August 30, 2021, the Merger was consummated. Upon the terms and subject to the conditions of the Merger Agreement, at the Effective Time, Merger Sub merged with and into TWC, the separate corporate existence of Merger Sub ceased and TWC became the surviving corporation and a wholly-owned subsidiary of the Company (the “Merger”). TWC became a wholly-owned subsidiary of the Company and the security holders of TWC became security holders of the Company.
On the date of Closing of the Merger (the “Closing”) and prior to the Merger becoming effective by acceptance of the Merger Certificate for filing by the Secretary of State of the State of Delaware, and prior to the Company’s Preferred Share conversion into Ordinary Shares as described below, an initial dividend of $21,300 (“Initial Dividend”) and an additional dividend of $78,700 (“Additional Dividend”) were paid to the holders of Company’s Ordinary Shares, Preferred Shares and vested restricted share units (“RSU”) (all the “Company Shareholders”).
Immediately after the payment of the Initial Dividend and the Additional Dividend and prior to the Effective Time each Company Preferred Share was automatically converted into Ordinary Share in accordance with the terms in Cellebrite’s Article of Association.
Immediately following such conversion but prior to the Effective Time, the Company effected a reverse stock split of each Company Ordinary Share into such number of Company Ordinary Shares, which set the Ordinary Share value at $10 ( See also Note 13).
Furthermore, Cellebrite issued TWC security holders the following securities at the Effective Time: each Public Share was converted into the right to receive one (1) Ordinary Share (the “Per Share Merger Consideration”).
At the Effective Time each private warrant of TWC and each Public Warrant was converted into a warrant of Cellebrite, exercisable for the amount of Per Share Merger Consideration that the holder thereof would have received if such warrant had been exercisable and exercised immediately prior to the Merger. Additionally, each option and restricted share unit of Cellebrite remain outstanding, subject to adjusted terms to reflect the effect of the Stock Split on Ordinary Shares.
Concurrently with the execution of the Merger Agreement, certain accredited investors (the “PIPE Investors” and each, a “PIPE Investor”) entered into share purchase agreements (the “Share Purchase Agreements” and each, a “Share Purchase Agreement”) pursuant to which the PIPE Investors committed to purchase Ordinary Shares from certain Cellebrite shareholders at a purchase price of $10.00 per share in an aggregate number equal to 30,000,000 and an aggregate purchase price of $300,000 (the “PIPE Investments” and each, a “PIPE Investment”) on the closing date of August 30, 2021 (the “Closing Date”), which were converted into 30,000,000 Ordinary Shares upon the consummation of the Merger (the “PIPE Shares”). The PIPE Investment closed immediately prior to the Merger.
The merger was accounted as a recapitalization, with no goodwill or other intangible assets recorded, in accordance with U.S. GAAP. Under this method of accounting, the Company has been determined to be the accounting acquirer.

d.On November 11, 2021, the Company completed the acquisition of Digital Clues LTD. (“DC”) carved out assets (the “DC Assets”), for a total consideration of $20,000. The DC Assets provide the ability to view, collect, and analyze information from on-line open sources, and produce actionable intelligence. See also Note 3b.